Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Collaborative Arrangements - Footnotes (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments	$ 1,189	$ 67	$ 44
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue, term				36 months